Commitments and Contingencies (Details) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) item
Commitments and Contingencies
Number of rental agreements for property	49	43
Number of rental agreements for medical equipment classified as capital leases	4	4
Accrued a loss contingency for a legal matter related to an employee lawsuit	$ 350,000	$ 350,000